INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of changes in intangible assets, net

	Year ended December 31, 2022
	Information system projects	Mining assets	Exploration and evaluation costs	Customer relationships and other contractual rights	Trademarks	Goodwill	Total
Values at the beginning of the year
Cost	402,387	326,269	11,231	295,597	73,935	662,307	1,771,726
Accumulated depreciation	(322,595)	(184,766)	—	(288,174)	(73,935)	—	(869,470)

Net book value at January 1, 2022	79,792	141,503	11,231	7,423	—	662,307	902,256

Opening net book value	79,792	141,503	11,231	7,423	—	662,307	902,256
Additions	57,689	—	50,627	1,831	—	—	110,147
Transfers	2,348	32,498	(32,498)	—	—	—	2,348
Depreciation charge	(27,655)	(42,332)	—	(355)	—	—	(70,342)

Closing net book value	112,174	131,669	29,360	8,899	—	662,307	944,409

Values at the end of the year
Cost	460,434	358,767	29,360	297,427	73,935	662,307	1,882,230
Accumulated depreciation	(348,260)	(227,098)	—	(288,528)	(73,935)	—	(937,821)

Net book value at December 31, 2022	112,174	131,669	29,360	8,899	—	662,307	944,409

	Year ended December 31, 2021
	Information system projects	Mining assets	Exploration and evaluation costs	Customer relationships and other contractual rights	Trademarks	Goodwill	Total
Values at the beginning of the year
Cost	369,468	275,912	26,221	604,929	73,935	662,307	2,012,772
Accumulated depreciation	(293,627)	(163,298)	—	(573,329)	(73,935)	—	(1,104,189)

Net book value at January 1, 2021	75,841	112,614	26,221	31,600	—	662,307	908,583

Opening net book value	75,841	112,614	26,221	31,600	—	662,307	908,583
Additions	29,066	2,864	32,520	—	—	—	64,450
Disposals / Consumptions	—	—	—	(11,798)	—	—	(11,798)
Transfers	3,929	47,493	(47,510)	—	—	—	3,912
Depreciation charge	(29,044)	(21,468)	—	(12,379)	—	—	(62,891)

Closing net book value	79,792	141,503	11,231	7,423	—	662,307	902,256

Values at the end of the year
Cost	402,387	326,269	11,231	295,597	73,935	662,307	1,771,726
Accumulated depreciation	(322,595)	(184,766)	—	(288,174)	(73,935)	—	(869,470)

Net book value at December 31, 2021	79,792	141,503	11,231	7,423	—	662,307	902,256